Balance Sheet - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 19, 2023
Current assets
Cash	$ 578,786			$ 46,285		$ 56,248
Prepaid expense	120,391
Deferred offering costs				122,750		114,670
Total current assets	699,177			169,035
Cash held in trust account	81,850,181
TOTAL ASSETS	82,549,358			169,035		170,918
Current liabilities
Accounts payable	2,728			25,728		1,761
Accrued offering costs				20,939		20,939
Tax liability	472,539
Promissory Note				125,000		125,000
TOTAL LIABILITIES	475,267			171,667		147,700
COMMITMENTS AND CONTINGENCIES
Stockholders' equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; 0 issued and outstanding
Common stock, $0.0001 par value; 5,000,000 shares authorized; 2,300,000 issued and outstanding				230		216
Additional paid in capital				26,436		24,784
Accumulated deficit	223,651			(29,298)		(1,782)
Total Stockholders' Equity	223,910	$ 368,239	$ 316,967	(2,632)	$ (2,366)	23,218	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	82,549,358			169,035		$ 170,918
Common stock, shares subject to possible redemption
Current liabilities
Common stock; $0.0001 par value, subject to possible redemption, 8,000,000 shares at redemption value	81,850,181
Common stock, shares not subject to possible redemption
Stockholders' equity
Common stock, $0.0001 par value; 5,000,000 shares authorized; 2,300,000 issued and outstanding	$ 259			$ 230